Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 – Summary of Significant Accounting Policies
Basis of presentation and consolidation
The Business Combination was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Under this method of accounting, the Company is treated as the “acquired” company for financial reporting purposes and HydraFacial is treated as the accounting acquirer. This determination was primarily based on the following:

•
the HydraFacial Stockholders as of immediately prior to the effective time of the First Merger considered in the aggregate have the largest minority interest of the voting power in the combined entity after taking into account actual redemptions;

•	the operations of HydraFacial prior to the acquisition comprise the only ongoing operations of the post-combination company;

•	senior management of HydraFacial comprises the senior management of the post-combination company;

•	the relative size and valuation of HydraFacial compared to the Company; and

•
pursuant to that certain Investor Rights Agreement, dated as of May 4, 2021, by and between the Company and HydraFacial, HydraFacial was given the right to designate certain initial members of the board of directors of the Company immediately after giving effect to the transactions contemplated by the Merger Agreement.

Consideration was also given to the fact that the Company paid a purchase price consisting of a combination of cash and equity consideration and its shareholders may have a significant amount of voting power, should the Company’s public stockholders be considered in the aggregate. However, based on the aforementioned factors of management, board representation, largest minority shareholder as noted above, and the continuation of the HydraFacial business as well as its size, it was determined that accounting for the Business Combination as a reverse recapitalization was appropriate.
Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of HydraFacial with the acquisition being treated as the equivalent of HydraFacial issuing stock for the net assets of the Company, accompanied by a recapitalization. The net assets of the Company are stated at historical cost, with no goodwill or other intangible assets recorded.
In connection with the Business Combination each share of HydraFacial common stock outstanding immediately prior to the Business Combination converted into the right to receive 653.109 shares (the “Exchange Ratio”) of Class A Common Stock of the Company. The recapitalization of the number of shares of Common Stock attributable to HydraFacial is reflected retroactively to the earliest period presented based upon the Exchange Ratio and is utilized for calculating earnings per share in all prior periods presented.
The Consolidated Financial Statements in this prospectus are presented in accordance with GAAP and include the Company’s consolidated domestic and international subsidiaries. Intercompany accounts and transactions have been eliminated. The Consolidated Financial Statements in this
p
rospectus and the accompanying footnotes should be read in conjunction with the audited consolidated financial statements of BeautyHealth and HydraFacial as of and for the year ended December 31, 2020 presented in the Company’s Registration Statement on Form
S-1
filed
with
the Securities and Exchange Commission (“SEC”) on July 19, 2021.
Except as described elsewhere in this Note 2, there have been no material changes to the Company’s significant accounting policies as described in HydraFacial’s Consolidated Financial Statements as of and for the year ended December 31, 2021.
Use of estimates and assumptions in preparing consolidated financial statements
In preparing its consolidated financial statements in conformity with GAAP, the Company makes assumptions, estimates, and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of net sales and expenses during the reported periods. On an ongoing basis, the Company evaluates its estimates, including, among others, those related to revenue related reserves, allowance for doubtful accounts, the realizability of inventory, fair value measurements including common stock, warrant liabilities and earn-out
shares liability valuations, useful lives of property and equipment, goodwill and finite-lived intangible assets, accounting for income taxes, stock-based compensation expense and commitments and contingencies. The Company’s estimates are based on historical experience and on its future expectations that are believed to be reasonable. The combination of these factors forms the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from current estimates and those differences may be material.
Cash and Cash Equivalents
All highly liquid investments, including credit card receivables due from banks, with original maturities of 90 days or less at date of purchase, are reported at fair value and are considered to be cash equivalents. The balances of cash at financial institutions may exceed the federally insured limit. The Company has not experienced any losses in such accounts and believes its cash and cash equivalents are not subject to any significant credit risk.
Accounts Receivable
Accounts receivable primarily arise out of product purchases by customers from various distribution channels. Typical payment terms provide that customers pay within 30 to 120 days of the invoice. The allowance for doubtful accounts represents management’s best estimate of probable credit losses in accounts receivable. The allowance is based upon a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the specific customer’s ability to pay its obligation and any other forward-looking data regarding customers’ ability to pay which may be available. Receivables are written off against the allowance when management believes that the amount receivable will not be recovered.
Inventories
Inventories are stated at the lower of cost (determined by the first-in,
first-out
method) or net realizable value. Obsolete inventory or inventory in excess of management’s estimated usage is written-down to its estimated net realizable value. Inherent in the net realizable value are management’s estimates related to economic trends, future demand for products, and technological obsolescence of our products. Cost is determined using weighted-average costs, and includes all costs incurred to deliver inventory to the Company’s distribution centers including freight, non-refundable
taxes, duty, and other landing costs.
The Company periodically reviews its inventories and makes a provision as necessary to appropriately value goods that are obsolete, have quality issues, or are damaged. The amount of the provision is equal to the difference between the cost of the inventory and its net realizable value based upon assumptions about product quality, damages, future demand, selling prices, and market conditions. If changes in market conditions result in reductions in the estimated net realizable value of its inventory below its previous estimate, the Company would increase its reserve in the period in which it made such a determination.
In addition, the Company provides for inventory shrinkage based on historical trends from actual physical inventory counts. Inventory shrinkage estimates are made to reduce the inventory value for lost or stolen items. The Company performs physical inventory counts and cycle counts throughout the year and adjusts the shrink reserve accordingly.
Business Combinations
The purchase price of an acquisition is measured as the aggregate of the fair value of the consideration transferred including the acquisition-date fair value of the Company’s previously held equity interests. The purchase price is allocated to the fair values of the tangible and intangible assets acquired and liabilities assumed, with any excess recorded as goodwill. These fair value determinations require judgment and may involve the use of significant estimates and assumptions. The purchase price allocation may be provisional during a measurement period of up to one year to provide reasonable time to obtain the information necessary to identify and measure the assets acquired and liabilities assumed. Any such measurement period adjustments are recognized in the period in which the adjustment amount is determined. Transaction costs associated with the acquisition are expensed as incurred.
Goodwill
Goodwill is recorded as the difference, if any, between the aggregate consideration paid for an acquisition and the fair value of the assets acquired and liabilities assumed. Goodwill is not amortized but is evaluated for impairment annually or more frequently if indicators of impairment are present or changes in circumstances suggest that impairment may exist. The Company has one reporting unit and management evaluates the carrying value of the Company’s goodwill annually at the end of its fiscal year or whenever events or changes in circumstances indicate that an impairment may exist.
When testing goodwill for impairment, management has the option of first performing a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as the basis to determine if it is necessary to perform a quantitative goodwill impairment test. In performing the qualitative assessment, management considers the extent to which unfavorable events or circumstances identified, such as changes in economic conditions, industry and market conditions or company specific events, could affect the comparison of the reporting unit’s fair value with its carrying amount. If management concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, management is required to perform a quantitative impairment test.
Quantitative impairment testing for goodwill is based upon the fair value of a reporting unit as compared to its carrying value. Under a quantitative impairment test, management will make certain judgments and assumptions in allocating assets and liabilities to determine carrying values for our reporting unit. The impairment loss recognized would be the difference between a reporting unit’s carrying value and fair value in an amount not to exceed the carrying value of the reporting unit’s goodwill.
Testing goodwill for impairment requires management to estimate fair values of reporting units using significant estimates and assumptions. The assumptions made will impact the outcome and ultimate results of the testing. Management will use industry accepted valuation models and set criteria that are reviewed and approved by various levels of management and, in certain instances, we will engage independent third-party valuation specialists for advice.
The key estimates and factors used in the valuation models would include revenue growth rates and profit margins based on our internal forecasts, our specific weighted-average cost of capital used to discount future cash flows, and comparable market multiples for the industry segment, when applicable, as well as our historical operating trends. Certain future events and circumstances, including deterioration of market conditions, higher cost of capital, a decline in actual and expected consumer consumption and demands, could result in changes to these assumptions and judgments. A revision of these assumptions could cause the fair values of the reporting units to fall below their respective carrying values, resulting in a non-cash
impairment charge. Such charge could have a material effect on the consolidated financial statements.
Intangible Assets
Intangible assets are composed of developed technology, customer relationships and trademarks. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses, if any, and are amortized on a straight-line basis over the estimated useful life of the asset. We assess the impairment of intangible assets whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. If necessary, we will use an industry accepted valuation model to estimate the fair value of the intangible assets. The fair value calculation requires significant judgments in determining both the assets’ estimated cash flows potentially the appropriate discount and royalty rates applied to those cash flows to determine fair value. Variations in economic conditions or a change in general consumer demands, operating results estimates or the application of alternative assumptions could produce significantly different results. If these assumptions differ materially from future results, we may record impairment charges in the future.
Property and Equipment
Property and equipment is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation commences when an asset is ready for its intended use. Depreciation is recorded on a straight-line basis over each asset’s estimated useful life. Leasehold improvements are depreciated on a straight-line basis over the lesser of the length of the lease and the estimated useful life of the improvement.
Impairment of long-lived Assets
Long-lived assets, including intangible assets with finite lives, held for use are evaluated for impairment when the occurrence of events or a change in circumstances indicates that the carrying value of the assets may not be recoverable as measured by comparing their carrying value to the estimated undiscounted future cash flows generated by their use and eventual disposition. Impaired assets are recorded at fair value, determined principally by discounting the future cash flows expected from their use and eventual disposition. Reductions in asset values resulting from impairment valuations are recognized in income in the period that the impairment is determined.
Leased Property and Equipment
Prior to the adoption of ASU
No. 2016-02,
Leases (“ASC 842”), the Company recognized rent expense for operating leases on a straight-line basis (including the effect of reduced or free rent and rent escalations) over the lease term. The difference between the cash paid to the landlord and the amount recognized as rent expense on a straight-line basis was recognized as an adjustment to deferred rent in the consolidated balance sheets. Cash reimbursements received from landlords for leasehold improvements and other cash payments received from landlords as lease incentives were recorded as an asset and depreciated using the straight-line method over the lease term as an offset to rent expense.
Until December 31, 2021, the Company was an emerging growth company as defined by the JOBS Act. As the Company no longer qualifies as an emerging growth company this ASU instead became effective for the
Company in this
p
rospectus for the fiscal year ended December 31, 2021, with an effective date of January 1, 2021. Subsequent to the adoption of ASC 842 on January 1, 2021, the first day of fiscal 2021, operating and finance lease liabilities are recognized at the lease commencement date based on the present value of the fixed lease payments using the Company’s incremental borrowing rates for its population of leases. The Company uses an incremental borrowing rate to determine the present value of lease payments as the rate implicit in the lease is generally not readily determinable. The Company’s incremental borrowing rate is the rate of interest that it would have to pay to borrow an amount equal to the lease payments, on a collateralized basis and in a similar economic environment over a similar term.
The Company determines if an arrangement is or contains a lease at inception. This determination depends on whether the arrangement conveys the right to control the use of an explicitly or implicitly identified asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed if the Company obtains the right to direct the use of and obtains substantially all of the economic benefits from using the underlying asset.
As a result of the adoption of the new accounting standard, the Company elected transition-related practical expedients as accounting policies which allowed it to not reassess, as of the adoption date, (1) whether any expired or existing contracts are or contain leases, (2) the classification of any expired or existing leases, and (3) if previously capitalized initial direct costs qualify for capitalization under ASC 842. The Company elected the practical expedient option to not separate lease and non-lease
components for all of its leases, and also elected the short-term lease recognition exemption that keeps leases with an initial term of 12 months or less excluded from balance sheet capitalization. This results in recognizing those lease payments in the consolidated statements of operations on a straight-line basis over the lease term. Related operating and finance lease right-of-
use assets are recognized based on the initial present value of the fixed lease payments, reduced by cash payments received from landlords as lease incentives, plus any prepaid rent and other direct costs from executing the leases. Amortization of both operating and finance lease right-of-use
assets is performed on a straight-line basis and recorded as part of rent expense in cost of goods sold and selling, general and administrative expenses on the consolidated statements of operations. The interest expense amortization component of the finance lease liabilities is recorded within interest expense on the consolidated statements of operations.
Convertible Senior Notes
On September 14, 2021, the Company issued an aggregate of $750 million in principal amount of its 1.25%
Convertible Senior Notes due 2026 (the “Notes”) in a private placement to qualified institutional buyers pursuant to Rule 144 under the Securities Act of 1933, as amended. The Notes were issued pursuant to, and are governed by, an indenture (the “Indenture”), dated as of September 14, 2021, between the Company and U.S. Bank National Association, as trustee (the “Trustee”). The Company accounts for the Notes under Accounting Standards Codification (“ASC”) ASC
470-20
-
Debt with Conversion and Other Options and Derivatives and Hedging—Contracts in Entity’s Own Equity
(“ASU
2020-06”),
which the Company early adopted in the first quarter of 2021 concurrent with the issuance of the Notes. The Company records the Notes in “Long-term liabilities” at face value net of issuance costs. If any of the conditions to the convertibility of the Notes is satisfied, or the Notes become due within one year, then the Company may be required under applicable accounting standards to reclassify the carrying value of the Notes as a current, rather than a long-term, liability. Refer to Note 10—Long-term Debt for further detail.
Capped Call Transactions
Capped call transactions cover the aggregate number of shares of the Company’s common stock that will initially underlie the Notes, and generally reduce potential dilution to the Company’s common stock upon any conversion of Notes and/or offset any cash payments the Company may make in excess of the principal amount of the converted Notes, as the case may be, with such reduction and/or offset subject to a cap, based on the cap price of the capped call transactions. The Company determined that the freestanding capped call option contracts qualify as equity under the accounting guidance on indexation and equity classification, and recognized the contract by recording an entry to “Additional paid-in
capital” (“APIC”) in stockholders’ equity in its Consolidated Balance Sheet. The Company also determined that the capped call option contracts meet the definition of a derivative under ASC 815 —
Derivatives and Hedging
(“ASC 815”), but are not required to be accounted for as a derivative as they meet the scope exception outlined in ASC 815. The capped call options are recorded in APIC and not remeasured.
Issuance Costs
Issuance costs related to our Notes offering were capitalized and offset against proceeds from the Notes. Issuance costs consist of legal and other costs related to the issuance of the Notes and are amortized to interest expense over the term of the Notes. Refer to Note 10 – Long-term Debt for further detail.
Warrant Liabilities
During October 2020, in connection with Vesper’s initial public offering, the Company issued 15,333,333 Public Warrants to purchase shares of the Company’s common stock at $11.50 per share. Simultaneously, with the consummation of Vesper’s initial public offering, the Company issued 9,333,333 Private Placement Warrants to purchase shares of the Company’s common stock at $11.50 per share, to the Sponsor.
On October 4, 2021, the Company issued a press release stating that it would redeem all of the Public Warrants that remained outstanding on the Redemption Date. As of December 31, 2021, no Public Warrants outstanding and approximately 7 million Private Placement Warrants remain outstanding. As of December 31, 2021 the Private Placement Warrants are measured at fair value using a Monte Carlo simulation because these warrants are subject to redemption if the reference value of the common stock, as defined, is between $10.00 and $18.00 per share. The Private Placement Warrants are classified as a Level 3 financial instruments as of December 31, 2021.
The Company classified the Public Warrants and currently classifies Private Placement Warrants as liabilities on its Consolidated Balance Sheets as these instruments are precluded from being indexed to our own stock given the terms allow for a settlement adjustment that does not meet the scope of the fixed-for-fixed
exception in ASC 815,
Derivatives and Hedging
. In certain events outside of the Company’s control, the Public Warrant and Private Placement Warrant holders are entitled to receive cash while in certain scenarios the holders of the Company’s common stock are not entitled to receive cash or may receive less than 100% of any proceeds in cash, which precludes these instruments from being classified within equity pursuant to ASC
815-40.
The Public and Private Placement Warrants were initially recorded at fair value on the date of the Business Combination and are subsequently adjusted to fair value at each subsequent reporting date. Changes in the fair value of these instruments are recognized within change in fair value of warrant liabilities in the Company’s Consolidated Statements of Comprehensive Loss.
Earn-out
Shares Liability
In addition to the consideration paid at the closing of the Business Combination, the former stockholders of HydraFacial received contingent consideration in the form of an aggregate of 7.5 million shares of the Company’s Class A Common Stock (the
“Earn-out
Shares”) as a result of the Company’s completion of the acquisitions of four target businesses, as contemplated by the Merger Agreement, in June and July 2021 that were identified by HydraFacial. With the closing of these four distributor acquisitions in Australia, France, Germany and Mexico, the 7.5 million
Earn-out
Shares were earned and subsequently issued on July 15, 2021.
The Company accounted for the
Earn-out
Shares liability as contingent consideration and recorded an
Earn-out
Shares liability for the
Earn-out
Shares in accordance with ASC 480 –
Distinguishing Liabilities from Equity
. The liability was included as part of the consideration transferred in the Business Combination and was recorded at its then current fair value. The
Earn-out
Shares liability was recorded at fair value and remeasured at the end of each reporting period, with the corresponding gain or loss recorded in the Company’s Consolidated Statements of Comprehensive Loss as a component of Other (income) expense, net.
Revenue Recognition
Effective January 1, 2019, HydraFacial adopted ASU
No. 2014-09,
Revenue from Contracts with Customers (Topic 606) (“ASU
2014-09”),
which is the new comprehensive revenue recognition standard that supersedes all existing revenue recognition requirements under Accounting Standards Codification (“ASC”) 605, Revenue Recognition (“ASC 605”), as well as under all subsequently issued amendments to the new revenue recognition standard (“ASC 606”). HydraFacial elected to adopt the new revenue recognition standard using the full retrospective method as of January 1, 2019. The adoption of the new standard did not have a significant effect on earnings or on the timing of HydraFacial’s transactions and, therefore, the effect of applying the new guidance was not material. As such, there were no adjustments to the prior periods
In accordance with ASU
2014-09,
management determines the amount of revenue to be recognized through application of the following steps:

•	Identify the customer contract;

•	Identify the performance obligations in the contract;

•	Determine the transaction price;

•	Allocate the transaction price to the performance obligations in the contract; and

•	Recognize revenue as the performance obligations are satisfied.
Net sales consists of the sale of products to retail and wholesale customers through
e-commerce
and distributor sales. The Company generates revenue through manufacturing and selling HydraFacial Delivery Systems (“Delivery Systems”). In conjunction with the sale of Delivery Systems, the Company also sells its serum solutions and consumables (collectively “Consumables”). Consumables are sold solely and exclusively by the Company and are available for purchase separately from the purchase of Delivery Systems. For both Delivery Systems and Consumables, revenue is recognized upon transfer of control to the customer, which generally takes place at the point of shipment.
The Company distributes products to customers both through national and international retailers as well as direct-to-
consumers through its
e-commerce
and store channels. The Company sells to direct customers, including non-corporate
customers (such as spas and dermatologist offices), corporate customers, and international distributors. For non-corporate
customers, a contract exists when the customer initiates an order by submitting a purchase request. Such requests are accepted by the Company upon issuance of a corresponding invoice. For corporate customers, a contract exists when the customer submits a purchase order and is accepted upon issuance of a subsequent invoice. For distributors, a customer submits an order request which is processed in the system by a sales representative. This is also considered accepted upon the subsequent issuance of an invoice by the Company. For all customers, each invoice is considered a separate contract for accounting purposes.
Cost of Sales
The Company’s cost of sales consists of Delivery Systems and Consumables product costs, including the cost of materials, labor costs, overhead, depreciation and amortization of developed technology, shipping and handling costs, and the costs associated with excess and obsolete inventory. As the Company launches new products and expand presence internationally, the Company expects to incur higher cost of sales as a percentage of sales because we have not yet achieved economies of scale with these items.
Selling and Marketing Expense
Selling and marketing expense consists of personnel-related expenses, sales commissions, travel costs, and advertising expenses incurred in connection with the sale of our products. The Company intends to continue to invest in sales and marketing capabilities in the future and expect this expense to increase in absolute dollars in future periods as it releases new products, grow our global footprint, and drive consumer demand in the ecosystem. Selling and marketing expense as a percentage of total revenue may fluctuate from period to period based on total revenue and the timing of investments in sales and marketing functions as these investments may vary in scope and scale over future periods.
Advertising costs are expensed in the period in which they are incurred. Total advertising costs, included in selling and marketing expenses on the Consolidated Statements of Comprehensive Loss, were $3.2 million, $3.3 million, and $4.7 million for each of the three years ending December 31, 2021, 2020, and 2019 respectively.
Research and Development Costs
Research and development expense primarily consists of personnel-related expenses, tooling and prototype materials, technology investments, and other expenses incurred in connection with the development of new products and internal technologies. The Company expects research and development expenses to increase in absolute dollars in future periods and vary from period to period as a percentage of total revenue, as the Company plans to continue to innovate and invest in new technologies and to enhance existing technologies to fuel future growth as a category creator.
General and Administrative Expense
General and administrative expense includes personnel-related expenses, professional fees, credit card and wire fees and facilities-related costs primarily for our executive, finance, accounting, legal, human resources, and IT functions. General and administrative expense also includes fees for professional services principally comprising legal, audit, tax and accounting services and insurance.
The Company expects to continue to incur additional general and administrative expenses as a result of operating as a public company, including expenses related to compliance and reporting obligations of public companies, and increased costs for insurance, investor relations expenses, and professional services. In addition, the Company expects to continue to incur additional IT expenses as the Company scales and enhances its
e-commerce,
digital and data utilization capabilities. As a result, the Company expects that our general and administrative expenses will increase in absolute dollars in future periods and vary from period to period as a percentage of revenue.
Other Expense
Other expense consists of interest expense and foreign currency transaction gains and losses. Foreign currency transaction gains and losses are generated by settlements of intercompany balances and invoices denominated in currencies other than the reporting currency. The Company expects Other expense to increase in absolute dollars as the Company grows internationally and obtains more financing to support such growth. Other expense as a percentage of revenue will fluctuate period to period along with interest rates, exchange rates and other factors not related to normal business operations.
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets (DTA)s and deferred tax liabilities (DTL)s for the expected future tax consequences of events that have been included in the financial statements. Under this method, we determine DTAs and DTLs on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in income in the period that includes the enactment date.
The Company recognizes DTAs to the extent that it believes these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, carryback potential if permitted under the tax law, and results of recent operations. A valuation allowance is established, when necessary, to reduce deferred tax assets to the amount that is more likely than not to be realized based on currently available evidence. If the Company determines that it would be able to realize our DTAs in the future in excess of the net recorded amount, it would make an adjustment to the DTA valuation allowance, which would reduce the provision for income taxes.
The Company would record uncertain tax positions in accordance with ASC 740 on the basis of a two-step
process in which (1) it determined whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not
recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. If any, the Company recognizes interest and penalties related to unrecognized tax benefits in income tax expense.
Foreign Currency
The functional currency for each entity included in these consolidated financial statements that is domiciled outside of the United States is generally the applicable local currency. Assets and liabilities of each foreign entity are translated into U.S. dollars at the exchange rate in effect on the balance sheet date. Net revenue and expenses are translated at the average rate in effect during the period. Unrealized translation gains and losses are recorded as a foreign currency translation adjustment, which is included in other comprehensive income or loss, which is a component of accumulated other comprehensive income or loss included in stockholders’ equity.
Foreign currency transactions denominated in a currency other than an entity’s functional currency are remeasured into the functional currency with any resulting gains and losses recognized in selling, general and administrative expenses, except for gains and losses arising on intercompany foreign currency transactions that are of a long-term investment nature, which are recorded as a foreign currency translation adjustment in other comprehensive income or loss.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company primarily maintains its operating cash balance with a major financial institution. At times, cash balances may be in excess of Federal Deposit Insurance Corporation insurance limits. The Company has not experienced any losses in these accounts and does not believe it is exposed to any significant credit risk in this area. Accounts receivable are unsecured and the Company is at risk to the extent such amounts become uncollectible. Concentration of credit risk with respect to accounts receivable is generally mitigated by the Company performing ongoing credit evaluations of its customers.
Stock-based Compensation
Stock-based compensation is accounted for under FASB ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). The Company accounts for all stock-based compensation transactions using a fair-
value method and recognizes the fair value of each award as an expense over the service period. The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. The use of the Black-Scholes model requires a number of estimates, including the expected option term, the expected volatility in the price of the Company’s common stock, the risk-free rate of interest and the dividend yield on the Company’s common stock. The fair value of the Company’s restricted stock units is the closing price of the Company’s common stock on the grant date. The fair value of the Company’s performance-based restricted stock units is estimated using a Monte Carlo simulation model. The consolidated financial statements include amounts that are based on the Company’s best estimates and judgments. The Company classifies compensation expense related to these awards in the consolidated statements of operations based on the department to which the recipient reports. The Company’s policy is to account for forfeitures in period that they occur.
Earnings per Share
Earnings per share is calculated using the weighted-average number of common and exchangeable shares outstanding during the period. Exchangeable shares are the equivalent of common shares in all material respects. All classes of stock have in effect the same rights and share equally in undistributed net income. Diluted earnings per share is calculated by dividing net income available to stockholders for the period by the diluted weighted-average number of shares outstanding during the period. Diluted earnings per share reflects the potential dilution from common shares issuable through stock options, performance-based restricted stock units that have satisfied their performance factor, restricted shares, and restricted stock units using the treasury stock method.
Fair Value of Financial Instruments
Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.
The fair value of the Notes that are recorded at historical cost was $794 million as of December 31, 2021, and was determined using the last trade price in active markets. With the exception of the Company’s Notes, the fair value of the Company’s assets and liabilities that are recorded at historical amounts and that qualify as financial instruments under ASC 820,
Fair Value Measurement
, approximates the carrying amounts represented in the Company’s Consolidated Balance Sheets, primarily due to their short-term nature.
Recently Adopted Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No.
2018-15,
Intangibles-Goodwill and
Other-Internal-Use
Software (Subtopic
350-40):
Customer’s
Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract (ASU
2018-15),
which requires implementation costs incurred by customers in cloud computing arrangements (i.e. hosting arrangements) to be capitalized under the same premises of authoritative guidance for internal-use
software, and deferred over the
non-cancellable
term of the cloud computing arrangements plus any optional renewal periods that are reasonably certain to be exercised by the customer or for which the exercise is controlled by the service provider. ASU
2018-15
is effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU
2018-15
on January 1, 2021 and the guidance did not have a material impact on its Consolidated Financial Statements.
In December 2019, FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
(“ASU
2019-12”).
The amendments in ASU
2019-12
simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company adopted ASU
2019-12
on January 1, 2021, as the Company no longer qualifies as an emerging growth company. The adoption did not have a material impact on its Consolidated Financial Statements.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt-Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic
815-40)
:
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”).
The amendments eliminate two of the three accounting models that require separate accounting for convertible features of debt securities, simplify the contract settlement assessment for equity classification, require the use of the if-converted
method for all convertible instruments in the diluted earnings per share calculation and expand disclosure requirements. The amendments are effective for our annual and interim reporting periods beginning after December 15, 2021, with early adoption permitted for reporting periods beginning after December 15, 2020. The guidance can be applied on a full retrospective basis to all periods presented or a modified retrospective basis with a cumulative effect adjustment to the opening balance of retained earnings during the period of adoption. The Company adopted ASU
2020-06
on January 1, 2021. There were no changes to the Company’s previously issued financial statements since the Company had no existing convertible notes prior to issuance of the Notes. With the adoption of ASU
2020-06,
the Company recorded the issuance of the Notes at their face value net of issuance costs in long-term liabilities and the value of the capped call options in APIC.
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU
2018-10,
Codification Improvements to Topic 842, Leases, was issued to provide more detailed guidance and additional clarification for implementing ASU
2016-02.
Furthermore, in July 2018, the FASB issued ASU
2018-11,
Leases (Topic 842): Targeted Improvements, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.
Until December 31, 2021, the Company was an emerging growth company as defined by the JOBS Act. As the Company no longer qualifies as an emerging growth company this ASU instead became effective for the Company in this
p
rospectus for the fiscal year ended December 31, 2021, with an effective date of January 1, 2021. The Company elected transition-related practical expedients as accounting policies which allowed it to not reassess, as of the adoption date, (1) whether any expired or existing contracts are or contain leases, (2) the classification of any expired or existing leases, and (3) if previously capitalized initial direct costs qualify for capitalization under ASC 842. The Company elected the practical expedient option to not separate lease and non-lease
components for all of its leases and note that variable costs related to triple net leases are not material. The Company also elected the short-term lease recognition exemption that keeps leases with an initial term of 12 months or less excluded from balance sheet capitalization. The Company elected to adopt using the optional transition method which allows a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. The adoption of this standard resulted in the recognition of Operating
Right-of-Use
(ROU)
assets and Operating ROU lease liabilities on the consolidated balance sheet of $12.3 million and $13.5 million, respectively, and the elimination of deferred rent of $1.2 million. The adoption of this standard did not have an impact on beginning retained earnings. The adoption of this standard did not have a material impact on the consolidated statements of operations nor the consolidated statements of cash flows.
See Note 6, Leases, for further discussion of the adoption of ASC 842 and related disclosures.